COMMITMENTS AND CONTINGENCIES (Details Narrative) - Telcon, Inc. ("Telcon") [Member] ₩ / shares in Units, $ / shares in Units, $ in Millions						1 Months Ended
	Oct. 31, 2018 $ / shares	Sep. 29, 2017 $ / shares shares	Jul. 12, 2017 USD ($) Number kg $ / kg	Jun. 12, 2017 USD ($) $ / shares shares	Jun. 12, 2017 KRW (₩) ₩ / shares	Jul. 31, 2017 USD ($)	Jul. 31, 2017 KRW (₩) ₩ / shares	Jun. 30, 2019 $ / shares $ / kg	Jun. 30, 2019 ₩ / shares $ / kg	Dec. 31, 2018 $ / shares	Dec. 31, 2018 ₩ / shares
Investment						$ 31.8	₩ 36,001,446,221
Investment, in per share | ₩ / shares							₩ 5,419
Investment, closing price | (per share)								$ 4.95	₩ 5,730	$ 7.43	₩ 8,280
Number of shares purchased | shares		4,444,445
Price per share | $ / shares		$ 6.60
Share repurchases, initial price per share | $ / shares	$ 7.60
Management Control Acquistion Agreement [Member]
Investment | $				$ 31.8
Management Control Acquistion Agreement [Member] | Korea (South), Won
Investment | ₩					₩ 36,000,000,000
API Supply Agreement [Member]
Investment, closing price | $ / shares				$ 4.79
Proceeds from supply agreement | $				$ 31.8
API Supply Agreement [Member] | Pharmaceutical Grade L-glutamine [Member]
Percentage of right to supply				25.00%	25.00%
Agreement term				15 years	15 years
API Supply Agreement [Member] | Korea (South), Won
Shares originally purchased (in shares) | shares				6,643,559
Investment, in per share | ₩ / shares					₩ 5,419
Proceeds from supply agreement | ₩					₩ 36,000,000,000
Raw Material Supply Agreement [Member]
Agreement term			5 years
Number of renewals | Number			10
Raw Material Supply Agreement [Member] | Pharmaceutical Grade L-glutamine [Member]
Weight of drug per supply agreement | kg			940,000
Unit price of grade L-glutamine | $ / kg			50					19	19
Purchase amount | $			$ 47.0